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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700


                                                 December 19, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      Van Kampen Trust II
         Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A File Nos. 333-153900 and 811-22242


Ladies and Gentlemen:


     Van Kampen Trust II (the "Registrant") hereby files via EDGAR one electronically signed copy of Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Kim Lombardo at (312)407-0768.


                                                     Very truly yours,

                                                     /s/ Charles B. Taylor
                                                     --------------------------
                                                     Charles B. Taylor